Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 111,891,134	¥ 104,635,815
Adjust: Unearned income, unamortized premiums-net and deferred loan fees-net	(388,579)	(324,830)
Less: Allowance for loan losses	(864,114)	(993,054)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	113,143,827	105,953,699
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(864,114)	(993,054)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	108,254,496	100,846,789
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(187,455)	(162,919)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	3,718,669	3,700,816
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(240,494)	(247,020)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,170,662	1,406,094
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (436,165)	¥ (583,115)